Consolidated Statements Of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash Flows from Operating Activities
Net income	$ 205,544	$ 98,177	$ 108,743
Adjustments to reconcile net income to net cash provided by operations:
Depreciation and amortization	38,863	35,625	34,638
Stock option expense	12,611	10,485	8,330
Noncash portion of long-term incentive compensation	5,405	3,774	1,301
Provision/(benefit) for deferred income taxes (Note 11)	5,187	2,407	(6,707)
Noncash directors' compensation	766	766	541
Amortization of restricted stock awards	446	1,231	1,855
Amortization of debt issuance costs	441	516	519
Provision for uncollectible accounts receivable		17,306	16,319
Loss on sale of transportation equipment (Note 20)		5,266
Noncash early retirement expense (Note 20)			1,747
Changes in operating assets and liabilities, excluding amounts acquired in business combinations:
Decrease/(increase) in accounts receivable	(5,570)	1,072	(42,142)
Decrease/(increase) in inventories	(351)	421	559
Increase in prepaid expenses	(2,665)	(2,987)	(253)
Increase in accounts payable and other current liabilities	8,935	12,890	891
(Decrease)/increase in income taxes	18,898	(26,104)	13,886
Increase in other assets	(5,544)	(8,330)	(5,224)
Increase in other liabilities	3,451	8,561	7,105
Excess tax benefit on stock-based compensation			(7,195)
Other sources	721	1,419	480
Net cash provided by operating activities	287,138	162,495	135,393
Cash Flows from Investing Activities
Capital expenditures	(52,872)	(64,300)	(39,772)
Business combinations, net of cash acquired (Note 7)	(53,177)	(4,725)
Other sources/(uses)	824	1,417	(90)
Net cash used by investing activities	(105,225)	(67,608)	(39,862)
Cash Flows from Financing Activities
Proceeds from revolving line of credit	469,550	212,350	127,050
Payments on revolving line of credit	(406,550)	(211,150)	(102,050)
Purchases of treasury stock	(158,884)	(94,640)	(102,313)
Payments on other long-term debt	(75,000)	(8,750)	(7,500)
Proceeds from exercise of stock options (Note 4)	32,412	27,092	8,421
Capital stock surrendered to pay taxes on stock-based compensation	(27,548)	(14,223)	(8,772)
Dividends paid	(18,662)	(17,371)	(16,439)
Change in cash overdrafts payable	(1,531)	6,700	(736)
Debt issuance costs	(1,052)
Excess tax benefit on stock-based compensation			7,195
Other sources/(uses)	(938)	916	196
Net cash used by financing activities	(188,203)	(99,076)	(94,948)
Increase/(decrease) in cash and cash equivalents	(6,290)	(4,189)	583
Cash and cash equivalents at beginning of year	11,121	15,310	14,727
Cash and cash equivalents at end of year	$ 4,831	$ 11,121	$ 15,310